Schedule of revenue from collaboration agreements (Details) - GBP (£)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Revenue From Collaboration Agreements
Revenue from collaboration agreements	£ 989,330	£ 989,330